Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Industrials Portfolio
May 31, 2025
CYC-NPRT1-0725
1.802164.121
Common Stocks - 99.0%
	Shares	Value ($)
UNITED STATES - 99.0%
Industrials - 98.4%
Aerospace & Defense - 27.1%
Axon Enterprise Inc (b)	19,100	14,331,876
Boeing Co (b)	148,658	30,819,777
GE Aerospace	221,603	54,494,394
General Dynamics Corp	41,600	11,585,184
HEICO Corp Class A	36,800	8,678,912
Howmet Aerospace Inc	239,637	40,711,930
Loar Holdings Inc (b)	600	52,229
Rocket Lab Corp (a)	43,600	1,168,044
RTX Corp	50,500	6,892,240
Standard Aero Inc (a)	3,100	90,923
TransDigm Group Inc	15,537	22,814,997
		191,640,506
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc	13,000	1,247,610
Building Products - 9.7%
AZEK Co Inc/The Class A (b)	249,300	12,342,843
Carlisle Cos Inc	26,600	10,112,788
Johnson Controls International plc	106,300	10,775,631
Simpson Manufacturing Co Inc (a)	44,580	6,941,106
Trane Technologies PLC	66,535	28,628,014
		68,800,382
Commercial Services & Supplies - 4.4%
Cintas Corp	64,900	14,699,850
Waste Connections Inc (United States)	82,200	16,200,798
		30,900,648
Construction & Engineering - 2.9%
Comfort Systems USA Inc	11,900	5,690,937
Quanta Services Inc	42,500	14,558,800
		20,249,737
Electrical Equipment - 15.0%
AMETEK Inc	106,420	19,021,511
Eaton Corp PLC	82,100	26,288,420
GE Vernova Inc	106,950	50,585,211
Regal Rexnord Corp	40,970	5,467,037
Vertiv Holdings Co Class A	43,500	4,694,955
		106,057,134
Ground Transportation - 8.6%
CSX Corp	69,069	2,181,890
Knight-Swift Transportation Holdings Inc	207,800	9,209,696
Old Dominion Freight Line Inc	55,200	8,841,384
Uber Technologies Inc (b)	209,800	17,656,768
Union Pacific Corp	66,900	14,829,054
XPO Inc (a)(b)	73,000	8,309,590
		61,028,382
Industrial Conglomerates - 2.1%
3M Co	99,300	14,731,155
Machinery - 20.5%
Allison Transmission Holdings Inc	23,700	2,453,424
Caterpillar Inc	21,700	7,552,251
Chart Industries Inc (b)	36,100	5,662,646
Deere & Co	45,200	22,882,952
Dover Corp	100,381	17,842,723
Ingersoll Rand Inc	276,264	22,554,193
ITT Inc	127,300	19,163,742
Parker-Hannifin Corp	42,400	28,183,280
RBC Bearings Inc (b)	3,900	1,426,893
Westinghouse Air Brake Technologies Corp	85,800	17,359,056
		145,081,160
Professional Services - 2.5%
KBR Inc	129,800	6,774,262
Leidos Holdings Inc	74,789	11,107,662
		17,881,924
Trading Companies & Distributors - 5.4%
Core & Main Inc Class A (b)	160,600	8,802,486
United Rentals Inc	21,400	15,159,332
Watsco Inc	12,400	5,500,268
WW Grainger Inc	8,309	9,036,536
		38,498,622
TOTAL INDUSTRIALS		696,117,260

Materials - 0.6%
Construction Materials - 0.6%
Eagle Materials Inc	21,074	4,261,374
TOTAL UNITED STATES		700,378,634
TOTAL COMMON STOCKS (Cost $457,466,669)		700,378,634

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	6,914,910	6,916,293
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	8,405,409	8,406,250
TOTAL MONEY MARKET FUNDS (Cost $15,322,543)			15,322,543

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $472,789,212)	715,701,177
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(8,201,107)
NET ASSETS - 100.0%	707,500,070

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,246,351	39,921,974	34,252,032	30,166	-	-	6,916,293	6,914,910	0.0%
Fidelity Securities Lending Cash Central Fund	95,250	19,612,580	11,301,580	139	-	-	8,406,250	8,405,409	0.0%
Total	1,341,601	59,534,554	45,553,612	30,305	-	-	15,322,543

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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